Puerto Rico Residents Bond Fund I	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (50.16%)
US Government and Agency Obligations (50.16%)
$ 23,040,000	Federal Home Loan Banks(a)	5.500%	07/15/36	$24,842,284

Total Government Bonds
(Cost $25,135,132)				24,842,284

Mortgage-Backed Securities (5.37%)
Fannie Mae Bonds (1.19%)(b)
399,244	Federal National Mortgage Association Pool 849999	5.000%	01/01/36	402,611
16,007	Federal National Mortgage Association Pool 445589	6.500%	12/01/28	16,564
4,915	Federal National Mortgage Association Pool 441414	7.000%	09/01/28	5,191
2,184	Federal National Mortgage Association Pool 445590	7.000%	12/01/28	2,306
11,821	Federal National Mortgage Association Pool 445598	7.000%	01/01/29	12,484
13,320	Federal National Mortgage Association Pool 488064	7.000%	03/01/29	14,067
49,557	Federal National Mortgage Association Pool 488057	7.000%	03/01/29	52,334
26,451	Federal National Mortgage Association Pool 488054	7.000%	03/01/29	27,933
17,052	Federal National Mortgage Association Pool 573429	7.000%	03/01/31	18,007
19,386	Federal National Mortgage Association Pool 483685	7.500%	12/01/28	19,558
10,433	Federal National Mortgage Association Pool 488060	7.500%	03/01/29	10,450
8,138	Federal National Mortgage Association Pool 504170	8.000%	09/01/29	8,207

				589,712

Freddie Mac Bonds (0.11%)(c)
35,807	Federal Home Loan Mortgage Corp. Pool A50498	6.000%	07/01/36	37,138
18,142	Federal Home Loan Mortgage Corp. Pool C32273	7.000%	10/01/29	19,179

				56,317

GNMA Bonds (3.66%)(d)
175,768	Government National Mortgage Association Pool 528153	5.500%	04/15/34	176,540
48,791	Government National Mortgage Association Pool 495082	6.000%	10/15/29	48,797
43,281	Government National Mortgage Association Pool 529775	6.500%	01/15/31	43,386
86,826	Government National Mortgage Association Pool 529937	6.500%	07/15/31	87,825
96,869	Government National Mortgage Association Pool 529936	6.500%	07/15/31	97,936
46,840	Government National Mortgage Association Pool 529933	6.500%	07/15/31	46,985
173,339	Government National Mortgage Association Pool 568320	6.500%	01/15/32	177,360
319,869	Government National Mortgage Association Pool 554086	6.500%	01/15/32	327,389
126,064	Government National Mortgage Association Pool 568337	6.500%	08/15/32	128,851
32,099	Government National Mortgage Association Pool 437566	7.000%	08/15/26	32,037
41,414	Government National Mortgage Association Pool 437598	7.000%	10/15/26	41,394
43,655	Government National Mortgage Association Pool 449304	7.000%	04/15/27	43,690
32,746	Government National Mortgage Association Pool 449306	7.000%	05/15/27	32,755
44,341	Government National Mortgage Association Pool 449307	7.000%	06/15/27	44,411
31,273	Government National Mortgage Association Pool 449320	7.000%	06/15/27	31,325
48,279	Government National Mortgage Association Pool 449322	7.000%	07/15/27	48,445
14,756	Government National Mortgage Association Pool 470956	7.000%	12/15/28	14,981
1,528	Government National Mortgage Association Pool 494960	7.000%	01/15/29	1,527
15,466	Government National Mortgage Association Pool 494961	7.000%	01/15/29	15,697
14,720	Government National Mortgage Association Pool 487379	7.000%	01/15/29	15,169
19,450	Government National Mortgage Association Pool 487410	7.000%	02/15/29	19,783
21,318	Government National Mortgage Association Pool 487411	7.000%	02/15/29	21,701
1,763	Government National Mortgage Association Pool 494985	7.000%	02/15/29	1,766
14,745	Government National Mortgage Association Pool 494983	7.000%	02/15/29	15,201
9,281	Government National Mortgage Association Pool 494964	7.000%	02/15/29	9,567
8,124	Government National Mortgage Association Pool 494963	7.000%	02/15/29	8,371
12,685	Government National Mortgage Association Pool 487434	7.000%	03/15/29	13,082
11,088	Government National Mortgage Association Pool 494982	7.000%	03/15/29	11,416
13,469	Government National Mortgage Association Pool 494988	7.000%	03/15/29	13,593

Quarterly Report | June 30, 2026	1

Puerto Rico Residents Bond Fund I	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (5.37%) (continued)
$ 28,907	Government National Mortgage Association Pool 494990	7.000%	03/15/29	$29,167
10,985	Government National Mortgage Association Pool 495016	7.000%	04/15/29	11,239
9,518	Government National Mortgage Association Pool 495020	7.000%	04/15/29	9,740
26,691	Government National Mortgage Association Pool 487503	7.000%	05/15/29	27,025
9,956	Government National Mortgage Association Pool 487505	7.000%	05/15/29	10,059
19,108	Government National Mortgage Association Pool 487491	7.000%	05/15/29	19,608
33,579	Government National Mortgage Association Pool 437629	7.500%	01/15/27	33,587
34,719	Government National Mortgage Association Pool 437628	7.500%	02/15/27	34,746
45,526	Government National Mortgage Association Pool 449324	7.500%	07/15/27	45,706
18,394	Government National Mortgage Association Pool 494992	7.500%	02/15/29	18,713

				1,810,570

Tax Exempt Notes (0.29%)(e)
6,306	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	6,545
2,718	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	2,783
9,110	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	9,312
12,710	Community Endowment, Inc - collateralized by GN 508624	7.000%	07/15/29	13,009
16,431	Community Endowment, Inc - collateralized by GN 508631	7.000%	07/15/29	16,821
13,637	Community Endowment, Inc - collateralized by GN 508630	7.000%	07/15/29	13,964
18,100	Community Endowment, Inc - collateralized by GN 487559	7.000%	07/15/29	18,491
5,855	Community Endowment, Inc - collateralized by GN 487557	7.000%	07/15/29	5,919
7,062	Community Endowment, Inc - collateralized by GN 514582	7.000%	08/15/29	7,256
15,309	Community Endowment, Inc - collateralized by GN 508642	7.000%	08/15/29	15,677
11,941	Community Endowment, Inc - collateralized by GN 514603	7.000%	09/15/29	12,223
18,594	Community Endowment, Inc - collateralized by GN 509243	7.500%	10/15/29	18,706

				140,706

Taxable Mortgage-Backed Securities (0.12%)
91,702	Doral Financial Participation Certificate 2004(f),(g),(h)	6.690%	12/01/31	60,981

Total Mortgage-Backed Securities
(Cost $2,650,618)				2,658,286

Municipal Bonds (51.42%)
California (1.26%)
530,000	State of California, Build America Bonds, General Obligation Unlimited	7.625%	03/01/40	625,946

Puerto Rico (50.16%)
301,967	Puerto Rico Commonwealth General Obligations, Notes(g),(i),(j)	0.000%	11/01/51	221,191
89,000	Puerto Rico Industrial Development Co., Revenue Bonds(i),(k)	7.000%	01/01/54	86,331
2,790,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, Revenue Bonds(f),(i),(k),(l)	7.250%	12/20/30	1,045,134
7,672,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(g),(i),(k)	0.000%	07/01/46	2,853,704
7,429,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(g),(i),(k)	0.000%	07/01/51	2,018,288
3,702,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(i),(k)	4.329%	07/01/40	3,702,579
717,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(i),(k)	4.500%	07/01/34	717,078
110,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(i),(k)	4.536%	07/01/53	104,747
363,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(i),(k)	4.550%	07/01/40	364,164

2	(787) 764-1788 | www.ubs.com/prfunds

Puerto Rico Residents Bond Fund I	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (51.42%) (continued)
$ 2,672,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(i),(k)	4.750%	07/01/53	$2,637,854
3,013,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(i),(k)	4.784%	07/01/58	2,947,188
8,159,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(i),(k)	5.000%	07/01/58	8,145,761

				24,844,019

Total Municipal Bonds
(Cost $23,760,400)				25,469,965

Total Investments (106.95%)
(Cost $51,546,150)				$52,970,535
Liabilities in Excess of Other Assets (-6.95%)				(3,443,836)

NET ASSETS (100.00%)				$49,526,699

(a)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(b)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(c)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)

Certificates are collateralized by residential mortgage loans. They are subject to pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(i)	Security may be called before its maturity date.
(j)	This is a non-interest bearing security. Distributions, if any, are paid once a year and are contigent on the collection of Rum Taxes as disclosed in the Puerto Rico Debt Restructuring Plan of 2021.
(k)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(l)	These bonds defaulted on their interest payments and/or principal and are not accruing interest income.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
JP Morgan Chase & Co.(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.79%	6/4/2026	7/9/2026	$4,417,795	$4,560,888	$4,401,577

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

Quarterly Report | June 30, 2026	3